UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-4338

EAGLE CAPITAL APPRECIATION FUND
(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments

Investment Portfolios
(UNAUDITED) | 01.31.2012

EAGLE CAPITAL APPRECIATION FUND

Common stocks—99.4%	Shares	Value
Apparel—3.7%
Nike, Inc., Class B	114,943	$11,952,923

Banks—1.5%
Northern Trust Corporation	119,326	4,917,424

Beverages—2.5%
PepsiCo, Inc.	121,087	7,951,783

Chemicals—2.9%
Praxair, Inc.	86,444	9,180,353

Commercial services—3.3%
Mastercard, Inc., Class A	29,636	10,537,673

Computers—11.6%
Apple, Inc.*	63,467	28,971,416
NetApp, Inc.*	221,121	8,345,107

Cosmetics/personal care—2.8%
Avon Products, Inc.	261,377	4,644,669
The Procter & Gamble Company	68,185	4,298,382

Diversified financial services—5.2%
American Express Company	161,979	8,121,627
CME Group, Inc.	35,600	8,526,556

Electrical components & equipment—1.6%
Emerson Electric Company	99,029	5,088,110

Electronics—2.4%
Thermo Fisher Scientific, Inc.*	144,673	7,653,202

Healthcare products—2.5%
St. Jude Medical, Inc.	190,507	7,946,047

Internet—8.6%
Amazon.com, Inc.*	26,849	5,220,520
Equinix, Inc.*	72,271	8,669,629
Google, Inc., Class A*	23,564	13,669,712

Lodging—2.5%
Marriott International, Inc., Class A	235,093	8,098,954

Oil & gas—1.7%
Devon Energy Corporation	88,025	5,616,875

Oil & gas services—8.5%
Cameron International Corporation*	94,556	5,030,379
Halliburton Company	198,904	7,315,689
Schlumberger Ltd.	197,804	14,868,927

Pharmaceuticals—3.3%
Johnson & Johnson	51,692	3,407,020
Teva Pharmaceutical Industries Ltd., Sponsored ADR	159,878	7,215,294

Real estate—3.0%
CBRE Group, Inc., Class A*	491,231	9,480,758

Real estate investment trusts—5.6%
American Tower Corporation	281,637	17,886,766

Retail—10.8%
Costco Wholesale Corporation	132,507	10,901,351
Lowe’s Companies, Inc.	441,933	11,857,062
PVH Corporation	66,027	5,096,624
Urban Outfitters, Inc.*	261,728	6,935,792

Semiconductors—9.1%
QUALCOMM, Inc.	332,804	19,575,531
Xilinx, Inc.	272,176	9,757,510

Software—3.2%
Oracle Corporation	360,992	10,179,974

Telecommunications—3.1%
Crown Castle International Corporation*	203,901	$9,885,121

Total common stocks (cost $212,944,019)		318,804,760

Total investment portfolio (cost $212,944,019) 99.4%		318,804,760

Other assets in excess of liabilities 0.6%		2,074,488

Net assets 100.0%		$320,879,248

*Non-income producing security
ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Technology	23.9%
Consumer, cyclical	17.1%
Financial	15.3%
Consumer, non-cyclical	14.3%
Communications	11.7%
Energy	10.2%
Industrial	4.0%
Basic materials	2.9%

      | The accompanying notes are an integral part of the Investment Portfolios.

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2012

NOTE 1 | Organization and investment objective | The Eagle Capital Appreciation Fund (the “Fund”) is organized as a separate Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Eagle Family of Funds consists of the Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts”).  Members of the Boards of Trustees (“Boards”) for the Trusts may serve as Trustees for one or more of the Trusts.  The Fund is advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”).

●	The Eagle Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation.

Class offerings | The Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers.

●
Class A shares are sold at a maximum front-end sales charge of 4.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

●	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

●	Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies
Use of estimates | The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities | The price of the Fund’s shares is based on the NAV per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern time), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

●	The quotation may be stale;

●	The quotation may be unreliable because the security is not traded frequently;

●	Trading on the security ceased before the close of the trading market;

●	The security is newly issued;

●	Issuer-specific events occurred after the security ceased trading; or

●	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

●	A merger or insolvency;

●	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

●	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards. Pursuant to the Procedures, the Boards have delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Trusts and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2012

reflect the market value of a security than the market price of such security on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

●
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Foreign equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer- specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the Fund will price the security at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

●
Fixed income securities | Government, corporate, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Short-term securities | The amortized cost method of security valuation is used by the Funds (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

●	Futures and options | Futures and options are valued on the basis of market quotations, if available.

●
Investment Companies | Investments in other investment  companies are valued  at their reported net asset value. In addition, investments in exchange traded funds are valued on the basis of market quotations, if available.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined below:

Level 1—Valuations based on quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
Capital Appreciation Fund
Domestic common stocks (a)	$318,804,760	$—	$318,804,760
Total investment portfolio	$318,804,760	$—	$318,804,760

(a)	Please see the investment portfolio for detail by industry.

As of January 31, 2012, the Fund had no investments classified as Level 3, and there were no significant transfers in or out of Levels 1, 2, or 3.

Derivative instruments | Authoritative guidance over derivatives requires qualitative disclosures about the objectives and strategies for using derivative instruments, quantitative disclosures about the fair value of, and gains and losses on, derivative instruments, as well as disclosures about credit-risk-related contingent features in derivative agreements.

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2012

During the period ended January 31, 2012, the Fund did not engage in derivative activity.

Foreign currency transactions | The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes. Net realized gain (loss) from foreign currency transactions also includes the effect of any Brazilian IOF tax.

Forward foreign currency contracts | The Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency contracts are translated to U.S. dollars using forward exchange rates provided by a pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) | There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Repurchase agreements | The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.  At January 31, 2012, the Fund did not hold a repurchase agreement.

Revenue recognition | Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Expenses | The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Boards. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon its relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Class allocations | Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains | Distributions of net investment income are made annually.  Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other | In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions | The Fund is treated as a single corporate taxpayer as provided for

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2012

in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences. The difference between book-basis and tax-basis net unrealized appreciation (depreciation) are primarily attributable to the deferral of losses from wash sales and other book and tax differences including the realization of unrealized gains/losses on passive foreign investment companies for tax purposes, and forward foreign currency contracts.

As of January 31, 2012, the identified cost of investments in securities owned by the Fund for federal income tax purposes was as follows:

Identified cost
Capital Appreciation Fund	$216,241,849

As of January 31, 2012, the net unrealized appreciation (depreciation) of investments in securities owned by the Fund was as follows:

	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Capital Appreciation Fund	$110,035,498	$(7,472,587)	$102,562,911

NOTE 4 | Subsequent events | Effective February 20, 2012, J.P. Morgan Investor Services Co. (“J.P. Morgan”), the transfer and dividend disbursing agent for the Fund, entered into a sub-transfer agency arrangement with U.S. Bancorp Fund Services, LLC (“USBFS”). Effective with this arrangement, USBFS, on behalf of J.P. Morgan, performs certain transfer agency, dividend disbursing and shareholder servicing activities for customers of the Fund. For further information, please see the prospectus for the Fund.

NOTE 5 | Recent Accounting Pronouncements |  In May 2011, the Financial Accounting Standards Board (“FASB”) issued “Fair Value Managements and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measures.

Specifically, the guidance specifies that’s the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Funds are currently assessing the impact of this guidance on their financial statements.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Capital Appreciation Fund have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Capital Appreciation Fund that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Capital Appreciation Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CAPITAL APPRECIATION FUND

Date: March 29, 2012	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE CAPITAL APPRECIATION FUND

Date: March 29, 2012	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: March 29, 2012	/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer